Unaudited condensed consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Net profit (loss) for the period	R$ 12,896,476	R$ (7,892,831)
Items that will be reclassified subsequently to profit or loss
Fair value of cash flow hedge	211,344	(1,371,053)
Income tax and social contribution - cash flow hedge	(67,806)	461,736
Fair value of cash flow hedge from jointly-controlled investees, net of taxes	1,239	786
Cash flow hedges,net of tax	144,777	(908,531)
Exchange variation of foreign sales hedge	(1,160,181)	(9,245,179)
Sales Hedge - transfer to profit or loss	1,507,624	1,557,361
Income tax and social contribution on exchange variation	(118,130)	2,613,858
Exchange variation of foreign sales hedge - Braskem Idesa	(307,586)	(2,009,111)
Sales Hedge - transfer to profit or loss - Braskem Idesa	368,433	348,165
Income tax on exchange variation - Braskem Idesa	(18,254)	498,284
Sales hedges, net of tax	271,906	(6,236,622)
Foreign subsidiaries currency translation adjustment	1,052,402	4,668,466
Total	1,469,085	(2,476,687)
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit liability, net of taxes	1,067
Long term incentive plan, net of taxes	(4,615)	7,178
Total	(3,548)	7,178
Total comprehensive income for the period	14,362,013	(10,362,340)
Attributable to:
Company's shareholders	14,327,457	(9,355,271)
Non-controlling interest in subsidiaries	R$ 34,556	R$ (1,007,069)